Long-Lived Assets, Excluding Financial Instruments and Tax Assets, Classified by Location of Controlling Statutory Company (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	$ 301,369	$ 187,239	$ 166,368
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	186,106	114,380	106,430
Other Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	$ 115,263	$ 72,859	$ 59,938